Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2014		Jan. 31, 2013
Financial Assets:
Current restricted deposits held at fair value	$ 2,881
Long term restricted deposits held a fair value	4,964		2,861
Preferred units of SolmeteX, LLC	466
Cash surrender value of company-owned life insurance	10,651
Financial Liabilities:
Convertible Notes	106,782
Carrying Value [Member]
Financial Assets:
Current restricted deposits held at fair value	2,881
Long term restricted deposits held a fair value	4,964
Preferred units of SolmeteX, LLC	466
Cash surrender value of company-owned life insurance	10,651	[1]
Restricted deposits held at fair value			2,861
Financial Liabilities:
Contingent earnout of acquired businesses		[2]		[2]
Convertible Notes	106,782	[3]
Fair Value Measurements [Member] | Fair Value Measurements - Level 1 [Member]
Financial Assets:
Current restricted deposits held at fair value	2,881
Long term restricted deposits held a fair value	4,964
Restricted deposits held at fair value			2,861
Financial Liabilities:
Contingent earnout of acquired businesses		[2]		[2]
Fair Value Measurements [Member] | Fair Value Measurements - Level 2 [Member]
Financial Assets:
Cash surrender value of company-owned life insurance	10,651	[1]
Financial Liabilities:
Contingent earnout of acquired businesses		[2]		[2]
Convertible Notes	106,782	[3]
Fair Value Measurements [Member] | Fair Value Measurements - Level 3 [Member]
Financial Assets:
Preferred units of SolmeteX, LLC	466
Financial Liabilities:
Contingent earnout of acquired businesses		[2]		[2]

[1]	The fair value of the cash surrender value of company-owned life insurance is based on quoted prices for similar assets in actively traded markets.
[2]	The fair value of the contingent earnout of acquired businesses is determined using a mark-to-market modeling technique based on significant unobservable inputs calculated using a discounted future cash flows approach. Key assumptions include a discount rate of 41.2% and annual revenues of the acquired business, Intevras Technologies, LLC, ranging from $1.5 million to $6.1 million over the life of the earnout. The business was acquired in July 2010. The contingent earnout period expires in July 2015. On July 31, 2012, the contingent earnout was reassessed and, based on estimates of the likelihood of future revenues subject to the earnout provisions, assigned no value. The conclusions have not changed as of January 31, 2014.
[3]	The fair value of the Convertible Notes is based upon observable inputs of Layne's underlying stock price and the time value of the conversion option, since observable quoted prices of the 4.25% Convertible Notes are not readily available.